Note 11: Loan Payable	3 Months Ended
Aug. 31, 2010
Notes
Note 11: Loan Payable

NOTE 11: LOAN PAYABLE

The Company has a loan in the amount of $60,000.00 which consists of two unsecured Promissory Notes which accrue interest at 8 per cent per annum. The Promissory Notes are not callable and mature one year from the date of the Promissory Note with interest paid on maturity of the Promissory Note. The $10,000.00 Promissory Note and interest is due on March 16, 2011 and the $50,000.00 Promissory Note and interest is due on April 22, 2011.